Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	$ 643	$ 910
Other Comprehensive Income (Loss), Before Tax	393	(264)
Income Tax	2	(3)
Ending Balance	1,038	643
Defined Benefit Pension Plan [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	(4)	(13)
Other Comprehensive Income (Loss), Before Tax	(5)	12
Income Tax	2	(3)
Ending Balance	(7)	(4)
Foreign Currency Translation Adjustment [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	633	908
Other Comprehensive Income (Loss), Before Tax	397	(275)
Ending Balance	1,030	633
Private Equity Instruments [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	14	15
Other Comprehensive Income (Loss), Before Tax	1	(1)
Ending Balance	$ 15	$ 14